FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - Credit risk management - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross carrying amounts of financial assets represent the maximum credit exposure	$ 742.3	$ 751.1
90 days past due
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due (as a percent)	1.60%	1.90%
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	2.80%	5.30%